Accounts Receivable, Net - Schedule of Allowance for Credit Losses — Third Parties (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Allowance for Credit Losses — Third Parties [Abstract]
Allowance for expected credit losses, beginning	$ 1,109,571	$ 860,133	$ 751,145
Additions/(Reversal)	(125,825)	(97,539)	358,426
Allowance for expected credit losses, ending	$ 983,746	$ 762,594	$ 1,109,571